EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of earnings per share

Basic	2024	2023	2022
Numerator
Income attributable to the equity holders of Ambev	14,437.2	14,501.9	14,457.9
Denominator
Weighted average number of shares (i) (non-diluted)	15,734.5	15,744.8	15,741.9
Basic EPS	0.9176	0.9211	0.9184

Diluted	2024	2023	2022
Numerator
Income attributable to the equity holders of Ambev	14,437.2	14,501.9	14,457.9
Denominator
Weighted average numbers of shares (i) (diluted)	15,814.7	15,838.6	15,848.6
Diluted EPS	0.9129	0.9156	0.9123

(i)	Millions of shares